Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments
Estimated Fair Value Of Financial Instruments

	Fair Value Measurements			Liabilities at
Liabilities	Level 1	Level 2	Level 3	Fair Value
Interest Rate Swaps	$—	$1,619	$—	$1,619